SCHEDULE OF FUTURE LEASE COMMITMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Rights-to-use Lease Assets Net
2022	$ 19,141
Total Lease Payments	19,141
Less: imputed interest	(73)
Present value of lease liabilities	19,068
Lease liabilities - Current	$ 19,068	$ 272,148